Vanguard® Inflation-Protected Securities Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	670,205	653,460
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	934,727	914,004
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	820,611	796,262
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	1,177,746	1,143,720
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	384,879	383,081
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	639,657	612,676
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	773,547	741,282
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	886,977	846,105
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	722,704	689,290
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	365,525	368,446
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	907,568	855,114
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	700,006	666,215
United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	910,840	902,323
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	813,210	769,756
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	328,043	325,433
United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	1,055,190	1,025,528
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	344,274	366,016
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	636,883	608,725
United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	913,131	934,976
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	608,173	580,144
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	161,823	166,276
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	679,479	742,886
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	577,439	532,604
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	811,405	734,830
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	898,424	809,706
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	934,626	831,964
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	948,834	840,012
United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,037,322	906,839
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	144,242	159,708
United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	1,076,699	976,943
United States Treasury Inflation Indexed Bonds	1.125%	1/15/33	1,047,396	983,250
United States Treasury Inflation Indexed Bonds	1.375%	7/15/33	1,026,905	986,154
United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	1,056,829	1,044,301
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	189,915	192,113
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	272,129	275,407
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	445,083	354,875
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	347,050	266,190
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	479,939	420,319
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	526,288	403,257
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	263,213	210,566
United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	331,621	255,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	242,593	190,885
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	225,481	176,469
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	343,031	216,308
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	345,255	206,219
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	400,998	235,690
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/53	235,203	205,361
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/54	193,328	195,506
Total U.S. Government and Agency Obligations (Cost $29,536,336)					27,702,744
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $16,401)	5.407%		164,032	16,400
Total Investments (99.7%) (Cost $29,552,737)					27,719,144
Other Assets and Liabilities—Net (0.3%)					92,089
Net Assets (100%)					27,811,233
Cost is in $000.
1	Securities with a value of $36,914,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2024	1,524	163,092	(175)
10-Year U.S. Treasury Note	June 2024	14,446	1,600,572	4,922
Ultra 10-Year U.S. Treasury Note	June 2024	1,539	176,384	1,198
				5,945

Short Futures Contracts
2-Year U.S. Treasury Note	June 2024	(12,498)	(2,555,646)	3,553
Ultra Long U.S. Treasury Bond	June 2024	(1,252)	(161,508)	(3,010)
				543
				6,488

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,702,744	—	27,702,744
Temporary Cash Investments	16,400	—	—	16,400
Total	16,400	27,702,744	—	27,719,144

Derivative Financial Instruments
Assets
Futures Contracts[1]	9,673	—	—	9,673
Liabilities
Futures Contracts[1]	3,185	—	—	3,185
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.